INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Federal net operating losses	$ 700
Deferred tax assets	200	$ 300
Research and development credit receivables	200	200
Deferred tax liabilities	10,564	28,445
Deferred income taxes		7,000
Current year losses	700
Increase (Decrease) in deferred tax liability	1,100	1,100
I O X [Member]
IfrsStatementLineItems [Line Items]
Research and development cash credits	20
Deferred tax liabilities	$ 10,600	$ 28,400